Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management [Abstract]
Financial risk management
29. Financial risk management

PagSeguro Group's activities expose it to a variety of financial risks: market risk, fraud risk (chargeback), credit risk and liquidity risk. The PagSeguro Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the PagSeguro Group’s financial performance.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. In the Pagseguro Group, market risk comprises interest rate risk,foreign currency risk and other price risk, such as equity price risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Pagseguro Group's exposure to the risk of changes in market interest rates arises primarily from financial investments and deposits both subject to variable interest rates, principally the CDI rate. The Pagseguro Group conducted a sensitivity analysis for the following twelve month of the interest rate risks to which the financial instruments are exposed as of December 31, 2025. For this analysis, the Pagseguro Group adopted three different scenarios: (i) maintenance of current rate of 14.90% of CDI, (ii) decrease of the rate to 12.15% of CDI, considered by management as the probable scenario and (iii) simulated scenario, where the rate reduces only to 13.90% of CDI. As a result, financial income (with respect to financial investments) and financial expenses (with respect to certificate of deposit, corporate securities, banking accounts and interbank deposits) would be impacted as follows:

Transaction	Interest rate risk	Book Value	Scenario with maintaining of CDI (14.90%)	Probable scenario with decrease of CDI 12.15%	Simulated scenario with decrease to 13.90%
Short-term investment	100% of CDI	588,259	87,651	71,473	81,768
Financial investments	100% of CDI	590,014	87,912	71,687	82,012
Compulsory reserve	100% of CDI	4,271,581	636,466	518,997	593,750
Certificate of Deposit	103% of CDI	16,401,956	(2,517,208)	(2,052,623)	(2,348,268)
Certificate of Deposit - related party	105% of CDI	728,300	(113,942)	(92,913)	(106,295)
Interbank deposits	107% of CDI	12,026,038	(1,917,311)	(1,563,445)	(1,788,633)
Checking Accounts	46% of CDI	12,243,699	(839,183)	(684,300)	(782,862)
Borrowings	105% of CDI	2,436,846	(381,245)	(310,881)	(355,658)
Obligations to FIDC quota holders	107% of CDI	1,171,463	(186,766)	(152,296)	(174,232)
Total			(5,143,626)	(4,194,301)	(4,798,418)

Foreign exchange risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Pagseguro Group’s exposure to the risk when future commercial transactions or recognized assets or liabilities are denominated in a currency that is not the entity’s functional currency. The Company’s risk is mainly related to POS purchases and dividends, which are negotiated in US dollars. The Pagseguro Group conducted a sensitivity analysis for the following twelve months of the foreign exchange rate risks to POS purchases and dividends as of December 31, 2025. For this analysis, the Pagseguro Group adopted three different scenarios: (i) maintenance of foreign exchange of R$5.50 per USD1.00, (ii) decrease 10% to R$4.95 per USD1.00 and (iii) increase 10% to R$6.05 per USD1.00:

Transaction	Exchange rate	Book Value (USD)	Maintaining exchange rate	Decrease of 10%	Increase of 10%
POS Purchases	5.50	149,568	822,622	740,359	904,884
Dividends	5.50	33,565	184,686	166,145	203,066
Total			1,007,308	906,504	1,107,950

Pagseguro Tecnologia, BCPS, PSGP Mexico, PBMX Mexico, Pagseguro Colombia, Pagseguro Chile and Pagseguro Peru have not material revenues in other currencies; cash and cash equivalents maintained in other countries foreign currency exposure generated in companies like PagSeguro Colombia, PagSeguro Chile, are being hedged through a non-derivative forward.

Equity price risk

The Pagseguro Group’s non-listed equity investments are susceptible to market price risk arising from uncertainties about future values of the investment. As of December 31, 2025, and December 31, 2024, the exposure to equity prices from such investments was not material.

Fraud risk (chargeback)

The PagSeguro Group's sales transactions are susceptible to potentially fraudulent or improper sales and it uses the following two processes to control the fraud risk:

(i)  The first process consists of monitoring, on a real time basis, the transactions carried out with credit and debit cards and payment slips, through an anti-fraud system. This process approves or rejects suspicious transactions at the time of the authorization, based on statistical models that are revised on a periodic basis.

(ii) The second process detects chargebacks and disputes not identified by the first process. This is a supplemental process and increases the PagSeguro Group's ability to avoid new frauds. PagSeguro’s expenses with chargebacks are disclosed in note 27.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Pagseguro Group’s is exposed to credit risk from its operating activities (primarily accounts receivable) and from its financing activities, including deposits with banks and financial institutions, and other financial instruments such as loans and credit card receivables with the Company’s customers.

Credit risk is managed on a group basis and for its accounts receivable is limited to the possibility of default by: (a) the card issuers, which have the obligation of transferring to the credit and debit card labels the fees charged for the transactions carried out by their card holders, (b) the acquirers, which are used by the PagSeguro Group’s to approve transactions with the issuers and (c) analyses for the customers background to provide access to credit portfolio.

In order to mitigate this risk, PagSeguro Brazil has established a Credit Committee, whose responsibility is to assess the level of risk of each of the card issuers served by PagSeguro Group, classifying them into three groups:

(i)   Card issuers with a low level of risk, with credit ratings assigned by FITCH, S&P and Moody's, which do not require additional monitoring; and

(ii)  Card issuers with a medium level of risk, which are also monitored in accordance with the financial  metrics and ratios; and

(iii) Card issuers with a high level of risk, which are assessed by the committee at monthly meetings.

As of December 31, 2025, management assessed the risk related to receivables from transactions originated by card issuers under potential liquidity scenarios and concluded that there was no material impact on the financial statements.

PagSeguro Group has a rating process for loans and credit, based on statistical application models (in the early stages of customer relationships) and behavior scoring (used for customers who already have a relationship history). A process for designing, calibrating, and implementing policies and guidelines for granting credit and calibrating collection rules.

A process for monitoring the portfolio’s risk profile, with a prospective view, which generates early warning feedbacks to the credit granting policies and risk classification models in a timely manner.

Liquidity risk

The PagSeguro Group manages liquidity risk by maintaining reserves, bank and credit lines in order to obtain borrowings, when deemed appropriate. The PagSeguro Group continuously monitors actual and projected cash flows and matches the maturity profile of its financial assets and liabilities to ensure that the PagSeguro Group has enough funds to honor its obligations to third parties and meet its operational needs.

The PagSeguro Group invests surplus cash in interest-bearing financial investments, choosing instruments with appropriate maturity or enough liquidity to provide adequate margin as determined by the forecasts. On December 31, 2025, PagSeguro Group held cash and cash equivalents of R$1,857,507 (R$927,668 on December 31, 2024).

The table below shows the PagSeguro Group’s non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days
On December 31, 2025
Payables to third parties	5,729,412	3,372,414	834,467	901,523	55,931
Checking accounts	12,396,746	—	—	—	—
Obligations to FIDC quota holders	—	—	—	1,312,478	—
Trade payables	603,861	2,462	209	210	—
Payables to related parties	—	52,100	—	278,954	531,282
Borrowings	1,002,056	831,968	—	101,942	-
Banking issuances	5,771,704	6,425,307	2,671,573	5,068,113	10,944,810
	25,515,271	10,684,251	3,506,250	7,663,220	11,532,022

On December 31, 2024
Payables to third parties	7,408,721	2,902,945	607,624	638,359	84,570
Checking accounts	12,153,386	—	—	—	—
Obligations to FIDC quota holders	—	—	—	147,729	1,151,767
Trade payables	590,500	72,092	347	291	—
Trade payables to related parties	—	70,285	—	50,460	1,142,913
Borrowings	2,540,481	1,409,264	—	707,278	—
Banking issuances	4,337,470	5,435,056	806,348	2,603,457	12,943,828
	27,030,557	9,889,642	1,414,319	4,147,573	15,323,079

Social, environmental and climate risks

Social, environmental and climate risks are the possibility of losses due to exposure to events of social, environmental and/or climate origin related to the activities carried out by the PagSeguro Group. Management evaluated the social, environmental and climate factors in which its businesses are inserted and considers them to have a low impact on the creation of shared value in the short, medium, and long term.

Despite this, PagSeguro adopts a Social, Environmental, and Climate Responsibility Policy (PRSAC) that guides its decision-making and integrates sustainable practices across its operations. This policy consolidates the principles and standards that shape the company’s approach to social, environmental, and climate-related matters, ensuring these considerations are embedded in the development of products and services as well as in its interaction with customers, partners, and other key stakeholders.

To mitigate social, environmental and climate risks, actions are carried out to analyze processes, risks and controls, follow up on new rules related to the topic and record occurrences in internal systems. In addition to identification, the stages of prioritization, risk response, mitigation, monitoring and reporting of assessed risks complement the management of this risk at the PagSeguro Group.